Expense Example - Invesco Comstock Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	334
Expense Example, with Redemption, 10 Years	749
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	$ 1,048